SIGNIFICANT ACCOUNTING POLICIES, Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	13,839,000		14,105,000		13,920,000
Net loss attributable to parent [Abstract]
Loss from continuing operations	$ (63,657)		$ (18,805)		$ (4,856)
Loss from discontinued operations	0		0		(515)
Net loss attributable to Ultrapetrol (Bahamas) Limited	(63,657)		(18,805)		(5,371)
Basic and diluted weighted average number of shares (in shares)	35,382,913		29,547,365		29,525,025
Basic and diluted loss per share [Abstract]
From continuing operations (in dollars per share)	$ (1.80)		$ (0.64)		$ (0.16)
From discontinued operations (in dollars per share)	$ 0		$ 0		$ (0.02)
Basic and diluted earnings per share (in dollars per share)	$ (1.80)		$ (0.64)		$ (0.18)
Loss Contingencies [Line Items]
Gain on sale of vessels, net	3,564		0		724
Other	911		(34)		(61)
Other operating income, net	8,376	[1]	8,257	[1]	617	[1]
Litigation settlement, gross			5,308
Legal fees			560
Income Taxes [Abstract]
Income tax examination, period of examination, minimum	3 years
Income tax examination, period of examination, maximum	7 years
Arbitration Award [Member]
Loss Contingencies [Line Items]
Gain on settlement	0	[2]	4,748	[2]	0	[2]
Insurance Claims [Member]
Loss Contingencies [Line Items]
Gain on settlement	$ 3,901	[3]	$ 3,543	[3]	$ (46)	[3]
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	459,000		349,000		349,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	329,000		705,000		520,000
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	13,051,000		13,051,000		13,051,000

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[2]	One of our subsidiaries in the River Business, UABL Paraguay S.A., made a claim against a former customer in an arbitration proceeding where we claim damages for non performance under a transportation contract. On December 2, 2011 a final amount of $5,308 was awarded to the Company, which was collected on December 21, 2011. Due to the disputed nature of the claim, the Company had not recognized any income related to the claim and now since the arbitration proceeding was favorably settled and collected recognizing an income of $4,748, after deducting related legal fees of $560.
[3]	Corresponds to loss of hire insurance claims.